Commitments and Contingencies - Additional Information (Detail) - USD ($)			1 Months Ended	12 Months Ended
	Aug. 31, 2020	Sep. 01, 2018	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Operating Lease, Liability	$ 439,000	$ 225,000	$ 667,000	$ 1,096,896
Operating Lease, Right-of-Use Asset	0			985,542	$ 115,489
Lessee, Operating Lease, Term of Contract		1 year
Operating Lease, Expense				297,368	181,227
Operating Lease, Liability, Noncurrent				$ 658,596
Weighted average discount rate for operating lease				8.00%
Weighted average remaining lease term for operating lease				2 years 7 months 6 days
Present value of remaining lease payments				$ 992,700
Cash paid for amounts included in the measurement of operating lease liabilities				$ 342,898	$ 180,432
Percentage of increase in operating lease rent			4.00%
Maximum [Member]
Loss Contingencies [Line Items]
Operating Leases, Rent Expense	$ 14,033	$ 14,980	$ 21,444
Lessee, Operating Lease, Term of Contract	0 years
Percentage of increase in operating lease rent	9.00%
Minimum [Member]
Loss Contingencies [Line Items]
Operating Leases, Rent Expense	$ 12,462	$ 14,132	$ 20,019
Lessee, Operating Lease, Term of Contract	0 years
Percentage of increase in operating lease rent	4.00%